Trade and other receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and Other receivables.
Trade receivables	€ 1,463	€ 226
R&D incentive receivable (Australia)	346	1,616
VAT receivable	847	524
Current tax receivable	159	71
Foreign currency swaps	1
Other	422	75
Total trade and other receivables	€ 3,238	€ 2,512